General and Administrative Expenses (Tables)	6 Months Ended
Sep. 30, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses

The following table sets forth the breakdown of our general and administrative expenses for the six months ended September 30, 2025 and 2024:

	For the six months ended September 30,
	2025	2024
	US$	US$
Professional expense (note)	1,110,688	126
Depreciation and 10mortization expense	143,754	128,124
Payroll expense	211,388	271,505
Staff welfare	1,929	1,158
Insurance expense	8,162	7,575
Auditor’s remuneration	117,695	321,716
Electricity & water	4,330	4,165
Motor expense	1,047	1,081
Sundry expenses	27,225	21,005
Travel expenses and entertainment	137,548	141,576
Bank charges	11,533	10,715
Reversal of expected credit loss	-	10,757
Rental expenses	13,235	36,284

	1,788,534	955,787

Note: the professional expenses increased by $1,110,562 from $126 for the six months ended September 30, 2024 to $1,110,688 for the year ended September 30, 205, mainly due to the listing expenses incurred in the six months ended September 30, 2025.